Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2011
LVIP Dimensional/Vanguard Total Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000914036_SupplementTextBlock
Supplement to the Prospectus for the
Lincoln Variable Insurance Products Trust
Dated April 29, 2011

LVIP Total Bond Fund

(the "Fund")

This Supplement updates certain information in the above-dated Prospectus for the Fund. You may obtain a copy of the Fund's Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

The purpose of this Supplement is to advise the Fund's shareholders of a change in the name of the Fund to LVIP Dimensional/Vanguard Total Bond Fund.  Accordingly, all references in the Prospectus to "LVIP Total Bond Fund" are to be deleted and replaced with "LVIP Dimensional/Vanguard Total Bond Fund."

This Supplement is dated June 17, 2011

Please keep this Supplement with your records.